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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]: Amendment Number: ______
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

 Richard Pender            Chevy Chase, Maryland     02/2/07
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
Form 13F Information Table Entry Total:     41
Form 13F Information Table Value Total:  1,683,038
                                        (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                       -------------- --------- --------- ------------------ ---------- -------- ----------------
                                                                                                         VOTING AUTHORITY
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                 TITLE OF CLASS  CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN INTERNATIONAL GROUP.. COMMON         026874107    77,035 1,075,000 SH  N/A     SOLE      N/A     X    N/A   N/A
APPLE COMPUTER INC............ COMMON         037833100    29,694   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CAREMARK RX INC............... COMMON         141705103    65,677 1,150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CHESAPEAKE ENERGY............. COMMON         165167107    58,100 2,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CITIGROUP INC................. COMMON         172967101    83,550 1,500,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY............... COMMON         244199105    61,796   650,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DELL INC...................... COMMON         24702R101    52,062 2,075,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO................ COM DISNEY     254687106    71,967 2,100,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FINANCIAL SELECT SECTOR SPDR
  FUND........................ SBI INT-FINL   81369Y605    67,969 1,850,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENENTECH INC................. COMMON NEW     368710406    60,848   750,000 SH  N/A     SOLE      N/A     X    N/A   N/A
GENERAL ELECTRIC COMPANY...... COMMON         369604103    67,908 1,825,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND.. MSCI EAFE IDX  464287465       366     5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
  INDEX FD.................... MSCI EMERG MKT 464287234   136,490 1,195,500 SH  N/A     SOLE      N/A     X    N/A   N/A
JACOBS ENGINERERING GROUP..... COMMON         469814107     4,077    50,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC.. COMMON         524908100    62,496   800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MORGAN STANLEY DEAN WITTER
  DISCOVER &CO................ COMMON NEW     617446448    65,144   800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NASDAQ 100 INDEX TRACKING
  STOCK....................... UNIT SER 1     631100104   129,480 3,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NRG ENERGY INC................ COMMON NEW     629377508    19,604   350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PFIZER INC.................... COMMON         717081103    47,915 1,850,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY...... COMMON         742718109    64,270 1,000,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC.................. COMMON         747525103    60,464 1,600,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD.............. COMMON         806857108    60,002   950,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR TRUST SERIES 1........... UNIT SER 1     78462F103   205,349 1,450,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPRINT NEXTEL CORP............ COM FON        852061100    52,892 2,800,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SYMANTEC CORPORATION.......... COMMON         871503108    60,465 2,900,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOLOR CORP................... COMMON         00724X102       141    18,750 SH  N/A     SOLE      N/A     X    N/A   N/A
ADVANCIS PHARMACEUTICAL CORP.. COMMON         00764L109       895   228,897 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC.... COMMON         015384100     4,831   424,147 SH  N/A     SOLE      N/A     X    N/A   N/A
CELGENE CORP.................. COMMON         151020104       347     6,024 SH  N/A     SOLE      N/A     X    N/A   N/A
CLINICAL DATA INC............. COMMON         18725U109         4       233 SH  N/A     SOLE      N/A     X    N/A   N/A
CURIS INC..................... COMMON         231269101        31    24,722 SH  N/A     SOLE      N/A     X    N/A   N/A
CYTRX......................... COMMON NEW     232828301       288   150,571 SH  N/A     SOLE      N/A     X    N/A   N/A
DENDREON CORP................. COMMON         24823Q107         2       403 SH  N/A     SOLE      N/A     X    N/A   N/A
FAVRILLE INC.................. COMMON         312088404       379   151,788 SH  N/A     SOLE      N/A     X    N/A   N/A
GERON CORP.................... COMMON         374163103         2       250 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON GENETICS.............. COMMON         528872104       300    83,181 SH  N/A     SOLE      N/A     X    N/A   N/A
LIGAND PHARMACEUTICAL INC..... CLASS B        53220K207        76     6,943 SH  N/A     SOLE      N/A     X    N/A   N/A
SENOMYX INC................... COMMON         81724Q107        59     4,552 SH  N/A     SOLE      N/A     X    N/A   N/A
STEMCELLS INC................. COMMON         85857R105         4     1,500 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC.................. COMMON         98411C100     2,572   104,781 SH  N/A     SOLE      N/A     X    N/A   N/A
DOUGLAS EMMETT INC............ COMMON         25960P109     7,489   312,955 SH  N/A     SOLE      N/A     X    N/A   N/A
                                                        1,683,038
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